Income Taxes Reconciliation of Provision (Benefit) for income Taxes Reported in Consolidated Statements Of Income with Tax at Statutory Rate (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Income before income taxes	$ 1,907.4	$ 1,720.0	$ 1,317.7
Tax at statutory rate	667.6	602.0	461.2
Dividends received deduction	(18.3)	(17.6)	(18.2)
Exempt interest income	(13.8)	(13.1)	(14.7)
Tax-deductible dividends	(6.5)	(13.6)	(11.9)
Tax credits	(2.2)	(2.3)	0
Other items, net	(0.4)	(0.8)	(1.0)
Total income tax provision	$ 626.4	$ 554.6	$ 415.4
Tax at statutory rate	35.00%	35.00%	35.00%
Dividends received deduction	(1.00%)	(1.00%)	(1.00%)
Exempt interest income	(1.00%)	(1.00%)	(1.00%)
Tax-deductible dividends	0.00%	(1.00%)	(1.00%)
Tax credits	0.00%	0.00%	0.00%
Other items, net	0.00%	0.00%	0.00%
Total income tax provision	33.00%	32.00%	32.00%